Share-Based Payments - Summary of Movements in Employee Saveshare Options - Weighted Average Share Price (Detail) - Employee Saveshare Plans [Member] - GBP (£)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at 1 April	£ 3.06	£ 3.13	£ 2.87
Granted	1.75	2.50	3.62
Forfeited	2.98	3.28	3.45
Exercised	2.47	1.69	2.08
Expired	2.94	3.53	3.45
Outstanding at 31 March	2.54	3.06	3.13
Exercisable at 31 March	£ 2.49	£ 3.20	£ 2.37